Corporate Information - Additional Information (Detail) ₱ / shares in Units, shares in Thousands, ₱ in Millions					12 Months Ended
	Oct. 16, 2012 PHP (₱) ₱ / shares shares	Nov. 30, 2011 shares	Mar. 14, 2006	Mar. 24, 2000	Dec. 31, 2019 PHP (₱) ₱ / shares shares	Dec. 31, 2018 PHP (₱) shares	Jun. 05, 2012 ₱ / shares	Oct. 26, 2011 shares	Feb. 28, 2007
Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Number of shares issued					150,000	150,000
Par value | ₱ / shares							₱ 1.00
Subscription amount | ₱					₱ 150	₱ 150
Amount of shares outstanding					150,000	150,000
American Depositary Shares [Member]
Disclosure Of Corporate Information [Line Items]
Par value | ₱ / shares					₱ 5.00
Amount of shares outstanding					26,900
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Common shares issued								27,700
Smart Communications, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of Ownership				100.00%
NTT Communications Corporation [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner				15.00%
NTT DOCOMO, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner			7.00%
Shares sold		4,560
NTT Communications and NTT Docomo [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner					20.00%
Philippine Telecommunications Investment Corporation [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders acquired									6.00%
Philippine Telecommunications Investment Corporation [Member] | Metro Pacific Asset Holdings, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders									46.00%
First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders					26.00%				28.00%
First Pacific Group and Philippine Affiliates [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders					15.00%
Percentage of economic and voting interest held by strategic partner	15.00%
First Pacific Group [Member]
Disclosure Of Corporate Information [Line Items]
Beneficial ownership decrease percentage					2.00%
First Pacific Group [Member] | Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Shares sold		5,810
JG Summit Group [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders					8.00%
JG Summit Group [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders					5.00%
Percentage of economic and voting interest held by strategic partner	5.00%
Beneficial Trust Fund Holdings Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Number of shares issued	150,000
Par value | ₱ / shares	₱ 1.00
Subscription amount | ₱	₱ 150
NTT Group [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner	12.00%				12.00%